SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues	$ 2,028	$ 616	3,267
Provision for estimated sales returns, credits, stock rotations and other customer rights	$ 2,494	2,739
Warranty term	1 year
Governmental grants received	$ 962	924	937
Bank deposits, weighted-average duration of deposits	1 year 6 months
Bank deposits, weighted-average time to maturity	9 months 18 days
Bad debt expenses	$ 18	104
Write-off of bad debts			154
Accrued severance	2,454	2,453
Severance expenses	$ 5,455	$ 4,800	$ 4,066
Anti-dilutive shares excluded from computation of earnings per share amount	35,208	916,440	1,938,808
Amortization of deferred contract costs	$ 10,091	$ 9,902
Deferred commission costs capitalized	$ 23,940	20,867
Deferred revenues recognized		$ 110,544
Percentage of outstanding deferred revenue recognized during the period	64.00%
Period of remaining service of deferred revenue	3 years
Remaining performance obligations	$ 281,565
Percentage of remaining performance obligation that will be recognized as revenue over the next twelve months to total remaining performance obligation as of balance sheet date	60.00%
Expected period of benefit	3 years 4 months 13 days
Royalty commitments, Description	Per the agreement with the IIA, and pursuant to applicable laws, the Israeli subsidiary is required to pay royalties at the rate of 3% of sales of products developed with funds provided by the IIA, up to an amount equal to 100% of the IIA research and development grants received.
Grants amounted	$ 333
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage	92.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage	8.00%
Israel [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	6.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	42.00%
Israel [Member] | S and P, BBB+ Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	31.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	53.00%
The United States [Member] | S and P, A Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks	21.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	7.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution	40.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives	7 years
Customer support contracts, support period	1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives	9 years
Customer support contracts, support period	3 years
Bank deposits, maximum contractual term	2 years